Submission	Nov. 22, 2024
Submission [Line Items]
Central Index Key	0001040971
Registrant Name	SL GREEN REALTY CORP
Registration File Number	333-283381
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES